AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 56.0%
	United States Treasury Note
$34,000,000	2.000%, 7/31/2020	$34,051,510
30,458,000	1.625%, 11/30/2020	30,637,642
16,000,000	2.250%, 2/15/2021	16,207,184
	TOTAL U.S. TREASURY NOTES
	(Cost $80,505,508)	80,896,336

Number of Shares
	SHORT-TERM INVESTMENTS — 4.8%
3,507,544	Goldman Sachs Funds PLC - US Liquid Reserves Fund - Administration Share Class, 0.00%[1]	3,507,544
3,506,799	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.18%[1]	3,506,799
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,014,343)	7,014,343
	TOTAL INVESTMENTS — 60.8%
	(Cost $87,519,851)	87,910,679
	Other Assets in Excess of Liabilities — 39.2%	56,568,471
	TOTAL NET ASSETS — 100.0%	$144,479,150

PLC – Public Limited Company

US – United States

1	The rate is the annualized seven-day yield at period end.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

SWAP CONTRACTS
			Pay/Receive			Unrealized
		Notional	Total Return on	Financing	Termination	Appreciation
Counterparty	Reference Entity	Amount	Reference Entity	Rate[1]	Date	(Depreciation)
Deutsche Bank	AXS Financial Futures Index	192,433,023	Receive	0.50% of Notional Value	1/31/22	$(15,016,035)
Deutsche Bank	AXS Physical Futures Index	240,914,598	Receive	0.50% of Notional Value	9/30/21	5,272,901
Morgan Stanley	Single CTA Program Total Return Swap	26,728,952	Receive	One month USD Libor plus 0.27% of the notional value	3/9/22	141,065
Morgan Stanley	ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio	18,303,702	Receive	0.45% of Notional Value	2/12/21	(94,161)
TOTAL SWAP CONTRACTS						$(9,696,230)

[1]	Financing rate is based upon predetermined notional amounts.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

AXS Financial Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long (Short)			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
541	Eurodollar	Deutsche Bank	Jun-21	$134,973,923	$51,752
585	2 year US Treasury Notes	Deutsche Bank	Sep-20	129,191,428	37,841
(400)	Euro-BUND	Deutsche Bank	Aug-20	(79,334,345)	(781,884)
414	3 month Sterling	Deutsche Bank	Mar-21	63,976,599	69,452
484	2 year Euro-Schatz	Deutsche Bank	Aug-20	61,037,853	34,466
416	10 year US Treasury Notes	Deutsche Bank	Sep-20	58,002,996	223,291
331	3 month Sterling	Deutsche Bank	Jun-21	51,094,928	31,065
(381)	10 year Canadian Govt Bond	Deutsche Bank	Sep-20	(43,139,777)	(146,022)
249	3 month Sterling	Deutsche Bank	Dec-20	38,466,751	19,475
(290)	5 year US Treasury Notes	Deutsche Bank	Sep-20	(36,501,920)	(109,642)
226	3 month Sterling	Deutsche Bank	Sep-21	34,862,383	33,241
269	5 year US Treasury Notes	Deutsche Bank	Sep-20	33,813,880	34,835
114	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	32,137,441	5,252
201	3 month Sterling	Deutsche Bank	Dec-21	31,072,256	27,477
108	3 month Euro (EURIBOR)	Deutsche Bank	Mar-21	30,480,568	2,704
185	3 month Sterling	Deutsche Bank	Dec-22	28,637,019	32,173
178	3 month Sterling	Deutsche Bank	Sep-20	27,564,028	13,472
177	3 month Sterling	Deutsche Bank	Jun-22	27,434,592	28,973
95	3 month Euro (EURIBOR)	Deutsche Bank	Jun-21	26,882,598	11,953
168	3 month Sterling	Deutsche Bank	Jun-23	25,901,542	27,307
90	3 month Euro (EURIBOR)	Deutsche Bank	Jun-22	25,493,213	10,855
100	Eurodollar	Deutsche Bank	Dec-20	24,929,272	5,184
84	3 month Euro (EURIBOR)	Deutsche Bank	Sep-21	23,834,004	9,930
78	3 month Euro (EURIBOR)	Deutsche Bank	Dec-22	22,163,985	14,905
76	3 month Euro (EURIBOR)	Deutsche Bank	Dec-21	21,616,519	11,458
76	3 month Euro (EURIBOR)	Deutsche Bank	Jun-23	21,602,813	14,409

OPTIONS ON CURRENCY						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	USD/EUR	Jan-21	$1.23	$68,058,456	$128,649
	Call	CAD/EUR	Oct-20	1.56	41,072,684	10,303
	Put	JPY/USD	Apr-20	100.25	39,824,518	9
	Call	GBP/EUR	May-20	0.95	35,005,128	190,080
	Put	JPY/USD	Jan-21	97.00	29,848,275	(38,439)
	Call	GBP/EUR	Nov-20	0.95	27,410,076	147,081
	Call	JPY/USD	Aug-20	113.00	20,681,829	3,326

Written
	Call	USD/EUR	Jan-21	$1.23	$(68,058,456)	$(128,649)
	Call	CAD/EUR	Oct-20	1.56	(41,072,684)	(10,303)
	Put	JPY/USD	Apr-20	100.25	(39,824,518)	(9)
	Call	GBP/EUR	May-20	0.95	(35,005,128)	(190,080)
	Put	JPY/USD	Jan-21	97.00	(29,848,275)	(19,555)
	Put	USD/GBP	May-21	1.15	(28,523,157)	(219,989)
	Call	GBP/EUR	Nov-20	0.95	(27,381,789)	(146,929)
	Call	CAD/USD	Mar-21	1.45	(26,748,801)	(124,134)
	Call	NOK/EUR	Dec-21	12.15	(25,797,719)	(116,427)
	Call	GBP/EUR	Aug-20	0.91	(25,231,979)	(360,084)
	Put	NOK/GBP	Nov-20	10.70	(25,075,987)	(50,351)

OPTIONS ON FUTURES							Unrealized
			Number of	Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Contracts	Date	Price	Value	(Depreciation)
Purchased
	Put	2 year Euro-Schatz	207	Jul-20	$112.00	$26,061,421	$-

Written
	Put	2 year Euro-Schatz	207	Jul-20	$111.90	$(26,038,152)	$(582)

TOTAL RETURN SWAPS ON FORWARD FOREIGN CURRENCY CONTRACTS
		Currency Units to				Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
Jul-20	Deutsche Bank	13,821,475	USD	20,137,389	AUD	$55,744

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
		Currency Units to				Appreciation
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		(Depreciation)
Sep-20	Deutsche Bank	28,259,996	USD	43,592,223	NZD	$131,493
Sep-20	Deutsche Bank	2,882,899,198	JPY	26,817,389	USD	(63,520)
Sep-20	Deutsche Bank	148,998,802	CNH	20,985,906	USD	8,037

AUD - Australian Dollar

CAD - Canadian Dollar

CNH - Chinese Yuan

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

USD - U.S. Dollar

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

AXS Physical Futures Index Top 50 Holdings1

FUTURES CONTRACTS

Number of					Unrealized
Long (Short)			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
(1,149)	3 month Euro (EURIBOR)	Deutsche Bank	Sep-20	(324,805,751)	$(222,014)
(1,215)	90 Day Bank Accepted Bill Future	Deutsche Bank	Oct-20	(206,330,313)	(71,192)
822	Eurodollar	Deutsche Bank	Dec-20	204,988,835	45,250
(698)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-20	(127,461,795)	29,707
(503)	Eurodollar	Deutsche Bank	Mar-21	(125,465,224)	(68,004)
(628)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-20	(114,731,936)	20,972
(375)	Eurodollar	Deutsche Bank	Sep-20	(93,536,217)	(24,611)
(601)	3 month Sterling	Deutsche Bank	Sep-20	(92,851,954)	(32,200)
(522)	3 month Sterling	Deutsche Bank	Sep-20	(80,572,869)	(23,907)
(298)	Eurodollar	Deutsche Bank	Sep-20	(74,383,563)	(17,707)
421	90 Day Bank Accepted Bill Future	Deutsche Bank	Oct-21	71,412,832	23,371
401	3 month Sterling	Deutsche Bank	Jun-21	62,007,135	29,136
231	Eurodollar	Deutsche Bank	Dec-20	57,665,208	82,134
218	Eurodollar	Deutsche Bank	Dec-21	54,308,454	43,619
293	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-21	53,501,825	4,407
290	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-21	53,020,771	1,910
(212)	Eurodollar	Deutsche Bank	Mar-21	(52,815,734)	(108,013)
300	90 Day Bank Accepted Bill Future	Deutsche Bank	Nov-21	50,865,905	18,346
162	3 month Euro (EURIBOR)	Deutsche Bank	Dec-20	45,681,101	28,025
163	Eurodollar	Deutsche Bank	Dec-20	40,676,389	6,939
207	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-21	37,867,265	16,209
199	90 Day Bank Accepted Bill Future	Deutsche Bank	Sep-21	33,797,927	18,142
181	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-21	33,133,857	15,848
178	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-21	32,499,412	2,805
210	3 month Sterling	Deutsche Bank	Jun-21	32,494,213	16,894
202	3 month Sterling	Deutsche Bank	Dec-20	31,179,196	43,758
121	Eurodollar	Deutsche Bank	Jun-21	30,091,057	5,872
194	3 month Sterling	Deutsche Bank	Sep-21	29,945,705	18,568
98	3 month Euro (EURIBOR)	Deutsche Bank	Mar-21	27,766,921	12,286
86	3 month Euro (EURIBOR)	Deutsche Bank	Mar-22	24,254,953	10,108
93	Eurodollar	Deutsche Bank	Dec-21	23,176,772	17,454
(93)	Eurodollar	Deutsche Bank	Mar-21	(23,176,525)	(5,595)
(87)	Eurodollar	Deutsche Bank	Mar-21	(21,616,566)	(37,710)
76	3 month Euro (EURIBOR)	Deutsche Bank	Jun-21	21,459,673	15,045
(489)	Brent Crude Monthly Future	Deutsche Bank	Jul-20	(20,334,943)	(318,875)
(111)	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-20	(20,237,212)	2,682
110	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Mar-21	20,096,598	2,541
76	Eurodollar	Deutsche Bank	Jun-21	19,082,767	31,445
(76)	Eurodollar	Deutsche Bank	Mar-22	(18,946,359)	(19,969)
82	2 year US Treasury Notes	Deutsche Bank	Sep-20	18,141,645	(1,284)
92	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-20	16,809,144	5,425
106	3 month Sterling	Deutsche Bank	Dec-21	16,431,249	35,281
90	Gold	Deutsche Bank	Aug-20	16,177,053	382,955
(385)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jul-20	(15,258,927)	(243,952)
83	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Jun-21	15,178,178	2,073
88	90 Day Bank Accepted Bill Future	Deutsche Bank	Nov-21	15,022,328	20,459
(59)	Eurodollar	Deutsche Bank	Sep-21	(14,711,598)	(3,285)
(573)	Wheat Future	Deutsche Bank	Sep-20	(14,059,180)	949,791
(340)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Jul-20	(13,477,677)	(814,961)
105	2 year Euro-Schatz	Deutsche Bank	Aug-20	13,248,256	16,540

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

Single CTA Program Total Return Swap Top 50 Holdings[1]

FUTURES CONTRACTS

Number of					Unrealized
Long (Short)			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
22	3 Month Euro Euribor	Morgan Stanley	Mar-22	2,771,383,873	$1,320
21	3 Month Euro Euribor	Morgan Stanley	Dec-21	2,686,403,224	1,171
21	3 Month Euro Euribor	Morgan Stanley	Sep-21	2,602,949,942	1,153
20	3 Month Euro Euribor	Morgan Stanley	Jun-22	2,518,727,990	1,497
18	3 Month Euro Euribor	Morgan Stanley	Sep-22	2,266,122,343	1,237
17	3 Month Euro Euribor	Morgan Stanley	Jun-21	2,099,357,775	948
17	3 Month Euro Euribor	Morgan Stanley	Dec-22	2,098,522,209	1,051
15	3 Month Euro Euribor	Morgan Stanley	Mar-23	1,930,955,398	958
12	3 Month Euro Euribor	Morgan Stanley	Mar-21	1,511,744,091	669
19	90 Day Sterling Future	Morgan Stanley	Dec-21	1,422,564,641	5,507
18	90 Day Sterling Future	Morgan Stanley	Mar-22	1,371,430,282	5,784
18	90 Day Sterling Future	Morgan Stanley	Sep-21	1,371,293,085	5,230
11	3 Month Euro Euribor	Morgan Stanley	Jun-23	1,342,399,621	874
17	90 Day Sterling Future	Morgan Stanley	Jun-22	1,320,646,558	5,543
13	90 Day Euro Future	Morgan Stanley	Dec-21	1,255,484,000	5,163
12	90 Day Euro Future	Morgan Stanley	Jun-22	1,189,616,000	3,285
15	90 Day Sterling Future	Morgan Stanley	Jun-21	1,168,473,119	4,138
15	90 Day Sterling Future	Morgan Stanley	Sep-22	1,168,473,119	4,938
11	90 Day Euro Future	Morgan Stanley	Sep-21	1,123,087,500	447
11	90 Day Euro Future	Morgan Stanley	Mar-22	1,122,975,000	5,304
11	90 Day Euro Future	Morgan Stanley	Sep-22	1,122,525,000	3,492
14	90 Day Sterling Future	Morgan Stanley	Dec-22	1,066,219,679	4,773
11	90 Day Euro Future	Morgan Stanley	Dec-22	1,056,246,600	2,532
13	90 Day Sterling Future	Morgan Stanley	Mar-23	964,870,579	3,312
9	90 Day Euro Future	Morgan Stanley	Mar-23	924,404,400	1,167
9	90 Day Euro Future	Morgan Stanley	Jun-21	859,450,200	(99)
7	90 Day Euro Future	Morgan Stanley	Jun-23	725,670,400	1,018
15	90 Day Bank Bill	Morgan Stanley	Sep-20	692,468,005	563
9	90 Day Sterling Future	Morgan Stanley	Mar-21	660,508,653	1,543
9	90 Day Sterling Future	Morgan Stanley	Jun-23	660,244,238	1,933
11	90 Day Bank Bill	Morgan Stanley	Dec-20	534,884,954	765
11	US 2 Yr Note	Morgan Stanley	Sep-20	248,422,500	1,593
(31)	BP Currency Future	Morgan Stanley	Sep-20	(241,044,169)	54,353
16	US 10 Yr Note	Morgan Stanley	Sep-20	221,141,130	7,716
5	90-Day Bank Bill	Morgan Stanley	Mar-21	220,112,826	832
5	90-Day Bank Bill	Morgan Stanley	Jun-21	220,068,728	(45)
13	Euro-Bobl Future	Morgan Stanley	Sep-20	214,324,818	7,810
15	US 5 Yr Note	Morgan Stanley	Sep-20	183,077,440	6,113
(23)	C$ Currency Future	Morgan Stanley	Sep-20	(170,577,540)	1,026
7	Euro-Bund Future	Morgan Stanley	Sep-20	147,493,984	14,460
30	Aust 3 Yr Bond Future	Morgan Stanley	Sep-20	141,453,112	59
1	90 Day Euro$ Future	Morgan Stanley	Mar-21	131,736,000	58
7	US Long Bond	Morgan Stanley	Sep-20	129,991,680	10,902
5	Long Gilt Future	Morgan Stanley	Sep-20	112,014,299	2,609
5	US Ultra Bond	Morgan Stanley	Sep-20	101,008,080	6,842
5	Euro-Oat Future	Morgan Stanley	Sep-20	97,973,122	9,275
11	Can 10 Yr Bond Future	Morgan Stanley	Sep-20	93,890,504	(512)
(7)	Euro-Schatz Future	Morgan Stanley	Sep-20	(93,700,291)	(1,116)
7	CHF Currency Future	Morgan Stanley	Sep-20	87,549,500	(976)
(13)	Copper Future	Morgan Stanley	Sep-20	(85,811,325)	(31,403)

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

AXS Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2020 (Unaudited)

ALPHAS Managed Accounts Platform XC Limited-Laplace Segregated Portfolio Top 50 Holdings[1]

FUTURES CONTRACTS

Number of					Unrealized
Long (Short)			Expiration	Notional	Appreciation
Contracts	Description	Counterparty	Date	Value	(Depreciation)
2	JPN Yen Currency Future	Morgan Stanley	Sep-20	2,339,500,000	$(2,166)
1	JPN Yen Currency Future	Morgan Stanley	Sep-20	1,164,000,000	(515)
(17)	US 10 Yr Note	Morgan Stanley	Sep-20	(235,146,240)	(7,135)
(15)	US 10 Yr Note	Morgan Stanley	Sep-20	(208,639,000)	(2,579)
(10)	US 10 Yr Note	Morgan Stanley	Sep-20	(138,220,000)	(4,883)
(6)	Euro-Bund Future	Morgan Stanley	Sep-20	(131,203,944)	(22,051)
(9)	US 10 Yr Note	Morgan Stanley	Sep-20	(124,353,000)	(5,691)
8	Euro Fx Currency Future	Morgan Stanley	Sep-20	113,880,000	(13,409)
(5)	Euro-Bund Future	Morgan Stanley	Sep-20	(111,419,223)	169
(5)	Euro-Bund Future	Morgan Stanley	Sep-20	(109,361,864)	(18,151)
(21)	Aust 10 Yr Bond Future	Morgan Stanley	Sep-20	(99,002,267)	(27,775)
12	BP Currency Future	Morgan Stanley	Sep-20	93,100,019	(459)
7	CHF Currency Future	Morgan Stanley	Sep-20	92,741,250	(1,640)
(2)	Euro-Bund Future	Morgan Stanley	Sep-20	(44,300,106)	(2,315)
(2)	Euro-Bund Future	Morgan Stanley	Sep-20	(44,297,582)	(2,338)
(2)	Long Gilt Future	Morgan Stanley	Sep-20	(42,063,788)	(1,660)
5	BP Currency Future	Morgan Stanley	Sep-20	39,031,250	(2,911)
5	BP Currency Future	Morgan Stanley	Sep-20	38,696,875	451
4	C$ Currency Future	Morgan Stanley	Sep-20	29,328,000	1,206
2	Euro Fx Currency Future	Morgan Stanley	Sep-20	28,245,000	(1,105)
2	Euro Fx Currency Future	Morgan Stanley	Sep-20	28,037,500	957
(2)	US 10 Yr Note	Morgan Stanley	Sep-20	(27,824,000)	379
4	New Zealand $ Future	Morgan Stanley	Sep-20	25,892,000	(724)
(3)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(25,026,074)	(155)
(3)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(24,985,381)	(707)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,309,088)	259
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,286,369)	56
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,282,582)	22
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,158,888)	(1,079)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,156,364)	(1,101)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,156,364)	(1,101)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(22,155,102)	(1,113)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(21,980,921)	(2,664)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(21,978,396)	(2,686)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(21,868,586)	(3,664)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(21,866,062)	(3,686)
(1)	Euro-Bund Future	Morgan Stanley	Sep-20	(21,843,343)	(3,889)
(1)	Long Gilt Future	Morgan Stanley	Sep-20	(21,044,178)	(736)
(1)	Long Gilt Future	Morgan Stanley	Sep-20	(20,887,556)	(2,004)
3	Aud/Usd Currency Future	Morgan Stanley	Sep-20	20,673,000	260
(2)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(16,707,922)	221
(2)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(16,702,497)	147
(2)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(16,686,219)	(74)
(2)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(16,685,134)	(88)
(2)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(16,654,750)	(501)
(2)	Canada 10 Yr Bond Future	Morgan Stanley	Sep-20	(16,625,452)	(899)
2	BP Currency Future	Morgan Stanley	Sep-20	15,397,500	983
4	Coffee 'C' Future	Morgan Stanley	Sep-20	15,312,000	(1,627)
(11)	Sugar #11 (World)	Morgan Stanley	Oct-20	(14,513,822)	(2,282)
1	Euro Fx Currency Future	Morgan Stanley	Sep-20	14,171,250	(1,042)

[1]	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.